Related Party Transactions	12 Months Ended
Dec. 31, 2019
RELATED PARTY TRANSACTIONS [Abstract]
Related Party Transactions

19.           RELATED PARTY TRANSACTIONS

The table below sets forth the significant related parties of the Sogou Group and their relationship to the Sogou Group:

Related Party’s Name	Relationship with the Sogou Group
Sohu	Under common control of Sohu.com Limited with the Sogou Group
Tencent	Holder of Class B Ordinary Shares

The table below sets forth the significant related party transactions of the Sogou Group:

	For the Year Ended December 31,
	2017	2018	2019
Transactions with Sohu:
Expenses of research and development undertaken by Sohu	$707	$670	$—
Online marketing activities provided to Sohu	348	677	311
Online marketing activities provided by Sohu	1,123	393	191
Rental of Sohu.com Internet Plaza paid to Sohu	8,091	8,369	8,318
Others	45	464	61
Transactions with Tencent:
Share-based compensation expense related to Soso search-related businesses employees undertaken by Tencent (See “Tencent Share-based Awards” in Note 3u—Share-based Compensation Expense)	682	88	—
Online marketing activities provided to Tencent	15,599	40,758	31,943
Online marketing activities provided by Tencent	61,565	108,542	86,902
Bandwidth services provided by Tencent	3,299	4,183	6,364
Rental paid to Tencent	378	383	500
Others	3,137	3,463	2,254

The Sogou Group provided online marketing services to Sohu and Tencent, and received similar online marketing services from Sohu and Tencent. Related revenues and expenses are measured at the amount of consideration agreed to and paid by the related parties, which approximates amounts charged to third parties.

The table below sets forth the amounts due to related parties:

	As of December 31,
	2018	2019
Due from/to related parties—current
Due from Sohu	$60	$15
Due from Tencent	2,548	2,822
Total	$2,608	$2,837
Due to Sohu	$145	$101
Due to Tencent	38,280	22,493
Total	$38,425	$22,594
Due from related parties—non current
Due from Sohu	$2,108	$2,074
Due from Tencent	116	179
Total	$2,224	$2,253

The balance due from/to Sohu mainly consists of lease deposits prepaid to Sohu, and online marketing services provided by or to Sohu.

The balance due from/to Tencent mainly consists of online marketing services provided to or by Tencent, etc.